Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

	Options	Options
	Granted in	Granted in
	2015	2015
	Under the	Under the
	2007 Plan	2015 Plan
Average risk-free rate of return	1.82‑1.92%	1.57‑1.92%
Expected term	6 Years	6 Years
Volatility rate	46.3‑55.2%	55.0‑55.9%
Dividend yield	5%	5%

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity Under Stock Option and Incentive Plans

As of January 1, 2021, all options granted under 2007 plan were fully vested. The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2007 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2021
1.085 (exercise price)	60,000	1.085	0.50	900
1.64 (exercise price)	100,000	1.64	1.87	—
1.21 (exercise price)	39,400	1.21	3.50	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	60,000	1.085	—	—
Outstanding and Exercisable, December 31, 2021
1.64 (exercise price)	100,000	1.64	0.87	—
1.21 (exercise price)	39,400	1.21	2.50	—

2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity Under Stock Option and Incentive Plans

As of January 1, 2021, all options granted under 2015 plan were fully vested, with no option exercised or forfeited during 2021. There were no new options granted during the year ended December 31, 2021. The following table is a summary of the Company’s share option activity under the 2015 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2015 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2021
1.71(exercise price)	2,796,734	1.71	4.50	—
Outstanding and Exercisable, December 31, 2021
1.71(exercise price)	2,796,734	1.71	3.50	—